Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accrued expenses
Operating expenses	$ 6,865	$ 4,290
Interest expenses	1,988	1,719
Other expenses	229	420
Total accrued expenses	$ 9,082	$ 6,429